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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Portfolio
ING MidCap Opportunities Portfolio
ING SmallCap Opportunities Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Australia: 1.3%
59,166		Australia & New Zealand Banking Group Ltd.	$1,764,580	1.3

		Belgium: 1.3%
47,509		KBC Groep NV	1,647,338	1.3

		Canada: 0.5%
23,500		Barrick Gold Corp.	690,900	0.5

		China: 0.8%
400,000		China Overseas Land & Investment Ltd.	1,106,273	0.8

		Denmark: 1.3%
97,385	@	Danske Bank A/S	1,746,045	1.3

		Finland: 0.9%
60,739		Fortum OYJ	1,225,198	0.9

		France: 12.5%
6,735		Air Liquide	819,179	0.6
104,303		AXA S.A.	1,802,501	1.4
38,467		BNP Paribas	1,977,886	1.5
58,319		Carrefour S.A.	1,597,551	1.2
7,800		PPR	1,715,443	1.3
19,635		Renault S.A.	1,231,858	1.0
24,548		Sanofi	2,503,544	1.9
44,138	@	Societe Generale	1,453,159	1.1
92,785		Suez Environnement S.A.	1,183,121	0.9
6,527		Technip S.A.	669,476	0.5
29,481		Total S.A.	1,411,964	1.1
			16,365,682	12.5
		Germany: 7.2%
14,041		BASF AG	1,232,840	1.0
20,344		Bayer AG	2,102,477	1.6
11,455		Bayerische Motoren Werke AG	991,297	0.8
92,843		Deutsche Post AG	2,142,616	1.6
27,062		Siemens AG	2,917,256	2.2
			9,386,486	7.2
		Hong Kong: 4.3%
266,100		AIA Group Ltd.	1,169,969	0.9
270,600	L	Esprit Holdings Ltd.	326,908	0.2
151,500		Power Assets Holdings Ltd.	1,431,832	1.1
214,000		Wharf Holdings Ltd.	1,913,837	1.5
249,000		Yue Yuen Industrial Holdings	813,558	0.6
			5,656,104	4.3
		Italy: 4.2%
319,010		Enel S.p.A.	1,046,015	0.8
81,498		ENI S.p.A.	1,824,615	1.4
135,149		Fiat Industrial SpA	1,524,148	1.2
1,498,335		Telecom Italia S.p.A.	1,056,786	0.8
			5,451,564	4.2
		Japan: 19.7%
141,000		Ajinomoto Co., Inc.	2,073,228	1.6
24,400		Canon, Inc.	896,700	0.7
187,800		Dynam Japan Holdings Co. Ltd.	326,607	0.3
21,300	L	East Japan Railway Co.	1,753,347	1.3
312,112		Hitachi Ltd.	1,822,115	1.4
70,800		Hoya Corp.	1,335,198	1.0
64,200		Japan Tobacco, Inc.	2,053,599	1.5
53,200		Komatsu Ltd.	1,272,399	1.0
51,700		Mitsubishi Corp.	973,711	0.7
61,000		Mitsubishi Estate Co., Ltd.	1,727,971	1.3
93,100		Nissan Motor Co., Ltd.	903,110	0.7
145,000		Nomura Holdings, Inc.	901,572	0.7
71,100		Omron Corp.	1,798,486	1.4
67,400	L	Sumitomo Mitsui Financial Group, Inc.	2,765,076	2.1
74,300		Tokio Marine Holdings, Inc.	2,149,527	1.6
33,100		Tokyo Electron Ltd.	1,412,188	1.1
32,500		Toyota Motor Corp.	1,675,888	1.3
			25,840,722	19.7
		Luxembourg: 0.4%
38,100	L	ArcelorMittal	496,443	0.4

		Netherlands: 8.8%
259,502		Aegon NV	1,566,894	1.2
25,174	L	European Aeronautic Defence and Space Co. NV	1,283,082	1.0
19,950		Koninklijke DSM NV	1,162,548	0.9
80,688		Reed Elsevier NV	1,383,293	1.0
124,754		Royal Dutch Shell PLC - Class A	4,044,966	3.1
70,339		Koninklijke Philips Electronics NV	2,081,126	1.6
			11,521,909	8.8
		New Zealand: 1.0%
648,468		Telecom Corp. of New Zealand Ltd.	1,272,727	1.0

		Norway: 2.1%
87,615		DnB NOR ASA	1,289,445	1.0
61,236		Statoil ASA	1,494,950	1.1
			2,784,395	2.1
		Singapore: 1.1%
517,000		Singapore Telecommunications Ltd.	1,498,984	1.1

		Spain: 2.7%
1,160,181		Banco Popular Espanol S.A.	862,692	0.7
164,825		Banco Bilbao Vizcaya Argentaria S.A.	1,439,228	1.1
69,684		Gas Natural SDG S.A.	1,236,543	0.9
			3,538,463	2.7
		Sweden: 1.2%
120,057		Telefonaktiebolaget LM Ericsson	1,504,038	1.2

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of March 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
		Switzerland: 9.0%
58,550		Credit Suisse Group	$1,539,907	1.2
37,373		Nestle S.A.	2,704,856	2.0
49,369		Novartis AG	3,518,626	2.7
17,592		Roche Holding AG - Genusschein	4,101,103	3.1
			11,864,492	9.0
		United Kingdom: 15.8%
576,579		Barclays PLC	2,565,363	2.0
91,852		BHP Billiton PLC	2,674,900	2.0
29,200		BP PLC ADR	1,236,620	1.0
71,410		GlaxoSmithKline PLC	1,672,218	1.3
158,108		HSBC Holdings PLC	1,686,954	1.3
29,827		Imperial Tobacco Group PLC	1,043,212	0.8
138,821		Rexam PLC	1,114,733	0.8
45,174		Rio Tinto PLC	2,127,727	1.6
331,974		Tesco PLC	1,929,818	1.5
1,174,763		Vodafone Group PLC	3,333,619	2.5
83,251		WPP PLC	1,330,444	1.0
			20,715,608	15.8
		United States: 2.9%
45,600		Coca-Cola Enterprises, Inc.	1,683,552	1.3
28,600		Noble Corp.	1,091,090	0.8
30,700	@	Rowan Companies PLC	1,085,552	0.8
			3,860,194	2.9
		Total Common Stock
		(Cost $120,427,987)	129,938,145	99.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.7%
		Securities Lending Collateral(cc)(1): 4.4%
290,793		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $290,798, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $296,609, due 05/31/14)	$290,793	0.2
1,381,362		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,381,392, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $1,408,990, due 03/31/13-03/15/53)	1,381,362	1.0
1,381,362		Goldman Sachs & Co., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,381,392, collateralized by various U.S. Government Agency Obligations, 2.500%-7.000%, Market Value plus accrued interest $1,408,989, due 09/01/22-04/01/43)	1,381,362	1.1
1,381,362		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,381,392, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,408,990, due 04/25/13-01/01/47)	1,381,362	1.1
1,381,362		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $1,381,395, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,408,989, due 07/01/27-04/01/43)	1,381,362	1.0
			5,816,241	4.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.3%
324,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $324,000)	$324,000	0.3

		Total Short-Term Investments
		(Cost $6,140,241)	6,140,241	4.7

		Total Investments in Securities (Cost $126,568,228)	$136,078,386	103.7
		Liabilities in Excess of Other Assets	(4,836,783)	(3.7)
		Net Assets	$131,241,603	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of March 31, 2013 (Unaudited) (Continued)

L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $127,390,424.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$14,352,312
	Gross Unrealized Depreciation	(5,664,350)
	Net Unrealized Appreciation	$8,687,962

Sector Diversification	Percentage of Net Assets
Financials	25.3%
Industrials	10.6
Health Care	10.6
Consumer Staples	9.9
Energy	9.8
Consumer Discretionary	8.2
Materials	7.8
Information Technology	6.8
Telecommunication Services	5.4
Utilities	4.6
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(3.7)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$1,764,580	$—	$1,764,580
Belgium	—	1,647,338	—	1,647,338
Canada	690,900	—	—	690,900
China	—	1,106,273	—	1,106,273
Denmark	—	1,746,045	—	1,746,045
Finland	—	1,225,198	—	1,225,198
France	—	16,365,682	—	16,365,682
Germany	—	9,386,486	—	9,386,486
Hong Kong	—	5,656,104	—	5,656,104
Italy	—	5,451,564	—	5,451,564
Japan	326,607	25,514,115	—	25,840,722
Luxembourg	496,443	—	—	496,443
Netherlands	—	11,521,909	—	11,521,909
New Zealand	—	1,272,727	—	1,272,727
Norway	—	2,784,395	—	2,784,395
Singapore	—	1,498,984	—	1,498,984
Spain	—	3,538,463	—	3,538,463
Sweden	—	1,504,038	—	1,504,038
Switzerland	—	11,864,492	—	11,864,492
United Kingdom	1,236,620	19,478,988	—	20,715,608
United States	3,860,194	—	—	3,860,194
Total Common Stock	6,610,764	123,327,381	—	129,938,145
Short-Term Investments	324,000	5,816,241	—	6,140,241
Total Investments, at fair value	$6,934,764	$129,143,622	$—	$136,078,386

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of March 31, 2013 (Unaudited) (Continued)

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Consumer Discretionary: 25.0%
590,401		Brinker International, Inc.	$22,228,598	1.4
797,160		Delphi Automotive PLC	35,393,904	2.3
479,530		Discovery Communications, Inc. - Class A	37,758,192	2.4
643,530		Foot Locker, Inc.	22,034,467	1.4
775,140		Gap, Inc.	27,439,956	1.8
288,710		Harley-Davidson, Inc.	15,388,243	1.0
202,829		Liberty Media Corp.	22,641,801	1.4
767,880	@, L	Lions Gate Entertainment Corp.	18,252,507	1.2
384,984		Macy’s, Inc.	16,107,730	1.0
235,690		The Madison Square Garden, Inc.	13,575,744	0.9
398,130		Michael Kors Holdings Ltd.	22,609,803	1.4
641,300		Newell Rubbermaid, Inc.	16,737,930	1.1
455,298	@	Penn National Gaming, Inc.	24,781,870	1.6
330,760		Petsmart, Inc.	20,540,196	1.3
299,230		Ross Stores, Inc.	18,139,323	1.2
233,770		Six Flags Entertainment Corp.	16,943,650	1.1
260,300		Ulta Salon Cosmetics & Fragrance, Inc.	21,128,551	1.3
297,204		Wyndham Worldwide Corp.	19,163,714	1.2
			390,866,179	25.0
		Consumer Staples: 7.7%
673,870		Coca-Cola Enterprises, Inc.	24,879,281	1.6
328,010		Hershey Co.	28,710,715	1.8
670,720		Hillshire Brands Co.	23,575,808	1.5
170,350		JM Smucker Co.	16,891,906	1.1
313,860		Whole Foods Market, Inc.	27,227,355	1.7
			121,285,065	7.7
		Energy: 5.7%
415,880	@	Cameron International Corp.	27,115,376	1.7
395,540		Oasis Petroleum, Inc.	15,058,208	1.0
743,200		Patterson-UTI Energy, Inc.	17,717,888	1.1
369,090		Range Resources Corp.	29,911,053	1.9
			89,802,525	5.7
		Financials: 8.6%
126,930	@	Affiliated Managers Group, Inc.	19,492,640	1.2
184,310		Ameriprise Financial, Inc.	13,574,431	0.9
566,310		Arthur J. Gallagher & Co.	23,394,266	1.5
998,160		Fifth Third Bancorp.	16,279,990	1.0
524,932		Nasdaq Stock Market, Inc.	16,955,304	1.1
398,730		T. Rowe Price Group, Inc.	29,852,915	1.9
416,860		Tanger Factory Outlet Centers, Inc.	15,081,995	1.0
			134,631,541	8.6
		Health Care: 12.1%
215,756	@	Actavis, Inc.	19,873,285	1.3
659,230		Agilent Technologies, Inc.	27,667,883	1.8
142,960	@	Alexion Pharmaceuticals, Inc.	13,172,335	0.8
118,620		Cooper Cos., Inc.	12,796,726	0.8
524,910		HCA Holdings, Inc.	21,327,093	1.4
173,860	@	Henry Schein, Inc.	16,090,743	1.0
423,420	@	Myriad Genetics, Inc.	10,754,868	0.7
201,640		Perrigo Co.	23,940,717	1.5
55,420		Regeneron Pharmaceuticals, Inc.	9,776,088	0.6
389,290	L	Resmed, Inc.	18,047,485	1.1
306,830	@	Vertex Pharmaceuticals, Inc.	16,869,513	1.1
			190,316,736	12.1
		Industrials: 15.8%
174,200		Acuity Brands, Inc.	12,080,770	0.8
648,593		Ametek, Inc.	28,122,992	1.8
261,630		BE Aerospace, Inc.	15,773,673	1.0
424,670		Equifax, Inc.	24,456,745	1.6
136,360		Flowserve Corp.	22,868,936	1.5
123,755		IHS, Inc.	12,959,624	0.8
302,631		Nordson Corp.	19,958,514	1.3
374,036		Pall Corp.	25,572,841	1.6
163,381		Regal-Beloit Corp.	13,325,354	0.8
255,292		Roper Industries, Inc.	32,501,225	2.1
646,360		Waste Connections, Inc.	23,256,033	1.5
221,203		Wesco International, Inc.	16,061,550	1.0
			246,938,257	15.8
		Information Technology: 17.8%
343,740		Analog Devices, Inc.	15,980,472	1.0
597,650	@	Autodesk, Inc.	24,647,086	1.6
498,110		Broadcom Corp.	17,269,474	1.1
290,860	@	Citrix Systems, Inc.	20,988,458	1.3
239,280	@	F5 Networks, Inc.	21,315,062	1.4
802,425		Flir Systems, Inc.	20,871,074	1.3
310,950	@	Gartner, Inc.	16,918,789	1.1
521,095		Intuit, Inc.	34,209,887	2.2
834,840	@	Juniper Networks, Inc.	15,477,934	1.0
846,954	@	NetApp, Inc.	28,931,949	1.8
324,910		Teradata Corp.	19,010,484	1.2
898,420	@	TIBCO Software, Inc.	18,166,052	1.2
648,280		Xilinx, Inc.	24,744,848	1.6
			278,531,569	17.8
		Materials: 4.5%
418,940		Celanese Corp.	18,454,307	1.2
217,840		Eastman Chemical Co.	15,220,481	1.0
466,840		Packaging Corp. of America	20,947,111	1.3
1,017,837		Steel Dynamics, Inc.	16,153,073	1.0
			70,774,972	4.5
		Total Common Stock
		(Cost $1,310,217,552)	1,523,146,844	97.2

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of March 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
		Securities Lending Collateral(cc)(1): 1.7%
6,316,190		Barclays Bank PLC, Repurchase Agreement dated 03/28/13, 0.17%, due 04/01/13 (Repurchase Amount $6,316,308, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $6,442,514, due 05/01/20-04/01/43)	$6,316,190	0.4
1,329,638		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $1,329,661, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $1,356,231, due 05/31/14)	1,329,638	0.1
6,316,190		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $6,316,328, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $6,442,516, due 03/31/13-03/15/53)	6,316,190	0.4
6,316,190		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $6,316,328, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $6,442,516, due 04/25/13-01/01/47)	6,316,190	0.4
6,316,190		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $6,316,342, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $6,442,514, due 07/01/27-04/01/43)	6,316,190	0.4
			26,594,398	1.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.6%
40,756,544		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $40,756,544)	$40,756,544	2.6

		Total Short-Term Investments
		(Cost $67,350,942)	67,350,942	4.3

		Total Investments in Securities (Cost $1,377,568,494)	$1,590,497,786	101.5
		Liabilities in Excess of Other Assets	(24,009,963)	(1.5)
		Net Assets	$1,566,487,823	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $1,380,532,335.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$229,511,779
		Gross Unrealized Depreciation	(19,546,328)
		Net Unrealized Appreciation	$209,965,451

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of March 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$1,523,146,844	$—	$—	$1,523,146,844
Short-Term Investments	40,756,544	26,594,398	—	67,350,942
Total Investments, at fair value	$1,563,903,388	$26,594,398	$—	$1,590,497,786

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.1%
		Consumer Discretionary: 18.2%
133,700	@	Aeropostale, Inc.	$1,818,320	0.7
52,671	@	Arctic Cat, Inc.	2,301,723	0.9
39,300	@	Bally Technologies, Inc.	2,042,421	0.8
60,400		Cheesecake Factory	2,332,044	0.9
38,800		Childrens Place Retail Stores, Inc.	1,739,016	0.7
54,766		Cinemark Holdings, Inc.	1,612,311	0.6
93,309		Cooper Tire & Rubber Co.	2,394,309	0.9
107,700		Dana Holding Corp.	1,920,291	0.7
133,100	@	Express, Inc.	2,370,511	0.9
98,600		Finish Line	1,931,574	0.8
29,000		Gildan Activewear, Inc.	1,157,390	0.5
39,599	@	Hibbett Sporting Goods, Inc.	2,228,236	0.9
75,832	@, L	Imax Corp.	2,026,989	0.8
61,300	@	Jack in the Box, Inc.	2,120,367	0.8
54,451		Life Time Fitness, Inc.	2,329,414	0.9
82,856		LKQ Corp.	1,802,947	0.7
15,707		Lumber Liquidators	1,102,945	0.4
60,544	L	Monro Muffler, Inc.	2,404,202	0.9
45,418		Pool Corp.	2,180,064	0.9
62,400	@	Sally Beauty Holdings, Inc.	1,833,312	0.7
132,600	L	Smith & Wesson Holding Corp.	1,193,400	0.5
32,158	@	Steiner Leisure Ltd.	1,555,161	0.6
37,594		Vail Resorts, Inc.	2,342,858	0.9
48,133	@	Wet Seal, Inc.	145,362	0.1
28,694		Wyndham Worldwide Corp.	1,850,189	0.7
			46,735,356	18.2

		Consumer Staples: 2.1%
39,400		Casey’s General Stores, Inc.	2,297,020	0.9
34,000		Elizabeth Arden, Inc.	1,368,500	0.5
56,350		Flowers Foods, Inc.	1,856,169	0.7
			5,521,689	2.1

		Energy: 6.6%
104,541		Bill Barrett Corp.	2,119,046	0.8
73,500	L	C&J Energy Services, Inc.	1,683,150	0.6
89,500		Carrizo Oil & Gas, Inc.	2,306,415	0.9
28,600	@	Dril-Quip, Inc.	2,493,062	1.0
162,300	@	Key Energy Services, Inc.	1,311,384	0.5
41,800		Rosetta Resources, Inc.	1,988,844	0.8
100,000	@	Swift Energy Co.	1,481,000	0.6
48,300	@	Unit Corp.	2,200,065	0.9
32,500		World Fuel Services Corp.	1,290,900	0.5
			16,873,866	6.6

		Financials: 10.9%
12,700	@	Affiliated Managers Group, Inc.	1,950,339	0.8
68,100		Colony Financial, Inc.	1,511,820	0.6
50,500		Coresite Realty Corp.	1,766,490	0.7
72,650	@	DFC Global Corp.	1,208,896	0.5
66,633		Financial Engines, Inc.	2,413,447	0.9
53,800		First American Financial Corp.	1,375,666	0.5
37,214		Geo Group, Inc.	1,399,991	0.5
106,979		Hersha Hospitality Trust	624,757	0.2
33,000		Home Properties, Inc.	2,092,860	0.8
21,262	@	Portfolio Recovery Associates, Inc.	2,698,573	1.1
29,300		ProAssurance Corp.	1,386,769	0.5
26,376		Signature Bank	2,077,374	0.8
19,400		Sovran Self Storage, Inc.	1,251,106	0.5
57,759	@	Stifel Financial Corp.	2,002,505	0.8
29,100	@	SVB Financial Group	2,064,354	0.8
61,700		Tanger Factory Outlet Centers, Inc.	2,232,306	0.9
			28,057,253	10.9

		Health Care: 17.5%
38,000		Acorda Therapeutics, Inc.	1,217,140	0.5
58,700		Align Technology, Inc.	1,967,037	0.8
46,800	@	Alkermes PLC	1,109,628	0.4
6,900		BioMarin Pharmaceuticals, Inc.	429,594	0.2
11,485	@	Bio-Rad Laboratories, Inc.	1,447,110	0.6
37,954	@	Centene Corp.	1,671,494	0.7
26,900		Chemed Corp.	2,151,462	0.8
45,700		Cubist Pharmaceuticals, Inc.	2,139,674	0.8
47,484		Haemonetics Corp.	1,978,183	0.8
121,731	@	Healthsouth Corp.	3,210,046	1.2
52,505		Impax Laboratories, Inc.	810,677	0.3
40,200	@, L	Incyte Corp., Ltd.	941,082	0.4
95,100	L	InterMune, Inc.	860,655	0.3
27,170		IPC The Hospitalist Co., Inc.	1,208,522	0.5
52,854		Luminex Corp.	873,148	0.3
87,200		Masimo Corp.	1,710,864	0.7
39,473		Medicines Co.	1,319,188	0.5
17,917	@	Mednax, Inc.	1,605,901	0.6
100,900	@	Merit Medical Systems, Inc.	1,237,034	0.5
39,000		Momenta Pharmaceuticals, Inc.	520,260	0.2
28,220	@	Nektar Therapeutics	310,420	0.1
23,518	@	Neogen Corp.	1,165,787	0.5
37,900		Omnicell, Inc.	715,552	0.3
28,565	@, L	OncoGenex Pharmaceutical, Inc.	323,641	0.1
7,932		Onyx Pharmaceuticals, Inc.	704,837	0.3
59,282		Optimer Pharmaceuticals, Inc.	705,456	0.3
59,750		Owens & Minor, Inc.	1,945,460	0.8
15,400	@	Salix Pharmaceuticals Ltd.	788,172	0.3
30,600	L	Seattle Genetics, Inc.	1,086,606	0.4
37,873		Steris Corp.	1,575,896	0.6
56,200		Team Health Holdings, Inc.	2,044,556	0.8
56,169	L	Theravance, Inc.	1,326,712	0.5
30,000	@	Thoratec Corp.	1,125,000	0.4
23,722		Vical, Inc.	94,414	0.0

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of March 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
78,400	@, L	Vivus, Inc.	$862,400	0.3
31,400		WellCare Health Plans, Inc.	1,819,944	0.7
			45,003,552	17.5

		Industrials: 15.0%
79,935		Actuant Corp.	2,447,610	1.0
41,200		Acuity Brands, Inc.	2,857,220	1.1
3,212		Allegiant Travel Co.	285,161	0.1
32,330	@	Clean Harbors, Inc.	1,878,050	0.7
23,700		Corporate Executive Board Co.	1,378,392	0.5
49,400		EnPro Industries, Inc.	2,527,798	1.0
22,000	@	Genesee & Wyoming, Inc.	2,048,420	0.8
55,245		Gorman-Rupp Co.	1,660,112	0.6
76,951		Healthcare Services Group	1,972,254	0.8
60,950	@	HUB Group, Inc.	2,344,137	0.9
27,800		Huron Consulting Group, Inc.	1,120,896	0.4
162,800		Knight Transportation, Inc.	2,621,080	1.0
22,048		Regal-Beloit Corp.	1,798,235	0.7
65,200		Simpson Manufacturing Co., Inc.	1,995,772	0.8
29,100		Teledyne Technologies, Inc.	2,282,604	0.9
43,300		Toro Co.	1,993,532	0.8
23,230	@	TrueBlue, Inc.	491,082	0.2
63,463		Waste Connections, Inc.	2,283,399	0.9
10,800		Watsco, Inc.	909,144	0.4
31,200		Watts Water Technologies, Inc.	1,497,288	0.6
54,990		Woodward Governor Co.	2,186,402	0.8
			38,578,588	15.0

		Information Technology: 21.0%
64,689		Advanced Energy Industries, Inc.	1,183,809	0.5
22,507	@	Ansys, Inc.	1,832,520	0.7
98,400		Aruba Networks, Inc.	2,434,416	0.9
93,100	@	Aspen Technology, Inc.	3,006,199	1.2
108,187		Bankrate, Inc.	1,291,753	0.5
85,645		Blackbaud, Inc.	2,537,661	1.0
84,933		Cardtronics, Inc.	2,332,260	0.9
29,390		Coherent, Inc.	1,667,589	0.6
49,200		DealerTrack Holdings, Inc.	1,445,496	0.6
58,900		Exa Corp.	560,728	0.2
54,600		ExactTarget, Inc.	1,270,542	0.5
16,363		Faro Technologies, Inc.	709,991	0.3
140,562		Formfactor, Inc.	660,642	0.2
263,271	@	Integrated Device Technology, Inc.	1,966,634	0.8
53,200		j2 Global, Inc.	2,085,972	0.8
50,100	L	Liquidity Services, Inc.	1,493,481	0.6
48,464		LogMeIn, Inc.	931,478	0.4
49,489	@	Micros Systems, Inc.	2,252,244	0.9
56,500		MKS Instruments, Inc.	1,536,800	0.6
57,746		Monolithic Power Systems, Inc.	1,407,270	0.5
63,113		National Instruments Corp.	2,066,951	0.8
27,000		Pegasystems, Inc.	758,160	0.3
52,671	@	Plexus Corp.	1,280,432	0.5
217,700	@	PMC - Sierra, Inc.	1,478,183	0.6
111,900	@	Polycom, Inc.	1,239,852	0.5
118,600	@	PTC, Inc.	3,023,114	1.2
55,700		QLIK Technologies, Inc.	1,438,731	0.6
66,300	@	Riverbed Technolgoy, Inc.	988,533	0.4
31,800		SciQuest, Inc.	764,472	0.3
65,600	@	Semtech Corp.	2,321,584	0.9
27,900		Sourcefire, Inc.	1,652,517	0.6
22,103	@	SYKES Enterprises, Inc.	352,764	0.1
52,760	@	Synaptics, Inc.	2,146,804	0.8
59,000		Synchronoss Technologies, Inc.	1,830,770	0.7
			53,950,352	21.0

		Materials: 3.8%
49,706		Buckeye Technologies, Inc.	1,488,694	0.6
94,300		Commercial Metals Co.	1,494,655	0.6
59,100		HB Fuller Co.	2,309,628	0.9
226,826	L	Hecla Mining Co.	895,963	0.4
39,288		Minerals Technologies, Inc.	1,630,845	0.6
60,300		Worthington Industries	1,868,094	0.7
			9,687,879	3.8
		Total Common Stock
		(Cost $201,643,930)	244,408,535	95.1

		EXCHANGE-TRADED FUNDS: 2.0%
48,207		iShares Russell 2000 Growth Index Fund	5,194,304	2.0

		Total Exchange-Traded Funds
		(Cost $4,354,485)	5,194,304	2.0

		Total Long-Term Investments
		(Cost $205,998,415)	249,602,839	97.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.2%
		Securities Lending Collateral(cc)(1): 5.1%
650,715		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $650,726, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $663,729, due 05/31/14)	$650,715	0.3

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of March 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
3,091,101		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,091,169, collateralized by various U.S. Government /U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $3,152,924, due 03/31/13-03/15/53)	$3,091,101	1.2
3,091,101		Daiwa Capital Markets, Repurchase Agreement dated 03/28/13, 0.33%, due 04/01/13 (Repurchase Amount $3,091,213, collateralized by various U.S. Government Agency Obligations, 1.375%-6.500%, Market Value plus accrued interest $3,152,923, due 06/01/17-03/01/48)	3,091,101	1.2
3,091,101		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,091,169, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,152,924, due 04/25/13-01/01/47)	3,091,101	1.2
3,091,101		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $3,091,176, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $3,152,923, due 07/01/27-04/01/43)	3,091,101	1.2
			13,015,119	5.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.1%
8,071,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $8,071,000)	$8,071,000	3.1

		Total Short-Term Investments
		(Cost $21,086,119)	21,086,119	8.2

		Total Investments in Securities (Cost $227,084,534)	$270,688,958	105.3
		Liabilities in Excess of Other Assets	(13,540,830)	(5.3)
		Net Assets	$257,148,128	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $229,529,965.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$51,481,069
		Gross Unrealized Depreciation	(10,322,076)
		Net Unrealized Appreciation	$41,158,993

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of March 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$244,408,535	$—	$—	$244,408,535
Exchange-Traded Funds	5,194,304	—	—	5,194,304
Short-Term Investments	8,071,000	13,015,119	—	21,086,119
Total Investments, at fair value	$257,673,839	$13,015,119	$—	$270,688,958

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N- Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Products Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 22, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 22, 2013